Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2023
Accounting Policies [Abstract]
Schedule of disaggregates its revenue from contracts
	Years Ended
	January 31,
	2023	2022
Revenue by type
Sale of goods	$1,785,507	$1,179,620
Services	294,102	242,534
Total	$2,079,609	$1,422,154

Schedule of revenue by geographical location
	Years Ended
	January 31,
	2023	2022

Revenue by geographic location:
United States	$2,079,609	$1,335,554
Foreign	-	86,600
	$2,079,609	$1,422,154

Schedule of property plant and equipment
Lab Equipment	5-10 years
Furniture and fixtures	3 years
Machinery and equipment	10-20 years